ACQUISITIONS (Details 3) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill	$ 8,560,336	$ 8,560,336	$ 344,000	$ 0
Assets Acquired, Goodwill, and Liabilities Assumed, Net	17,576,000	17,576,000
Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible Assets, Other than Goodwill		8,225,000
Noncompete Agreements [Member]
Business Acquisition [Line Items]
Intangible Assets, Other than Goodwill		$ 925,000
Metro Medical Management Services, Inc. [Member]
Business Acquisition [Line Items]
Goodwill			344,000
Assets Acquired, Goodwill, and Liabilities Assumed, Net			1,500,000
Metro Medical Management Services, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible Assets, Other than Goodwill	8,225,000		904,000
Metro Medical Management Services, Inc. [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Intangible Assets, Other than Goodwill	$ 925,000		$ 252,000